Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0001137887
Registrant Name	Nuveen Municipal Credit Income Fund
Registration File Number	333-295829
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES